UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     June 30, 2008

Check here if Amendment [    ]; Amendment Number:
                                                 --------
     This Amendment (Check only one.):   [  ] is a restatement.
                                         [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Bracebridge Capital, LLC
Address:  500 Boylston Street, Suite 1700
          Boston, MA  02116

Form 13F File Number:  28-12949

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John N. Spinney, Jr.
Title:   Chief Financial Officer and Chief Operating Officer
Phone:   617-349-2000

Signature, Place, and Date of Signing:

     /s/ John N. Spinney, Jr.          Boston, MA          August 14, 2008
         John N. Spinney, Jr.

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  40

Form 13F Information Table Value Total:  $36,407
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE

                                                            VALUE   SHRS OR  SH/  PUT/  INVESTMENT    OTHER       VOTING AUTHORITY
     NAME OF ISSUER            TITLE OF CLASS     CUSIP    (x$1000) PRN AMT  PRN  CALL  DISCRETION   MANAGERS   SOLE   SHARED   NONE
ALLIED DEFENSE GROUP INC       COM              019118108     58     10000   SH           SOLE                 10000
ALLSTATE CORP                  COM              020002101    372      8000   SH           SOLE                  8000
AMERICAN FINL GROUP INC OHIO   COM              025932104   2170     80000   SH           SOLE                 80000
BANCO LATINOAMERICANO DE EXP   CL E             P16994132   9123    541400   SH           SOLE                541400
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109    467     20650   SH           SOLE                 20650
CLEAR CHANNEL COMMUNICATIONS   COM              184502102   2999     85000   SH           SOLE                 85000
CONOCOPHILLIPS                 COM              20825C104   3437     37500   SH           SOLE                 37500
DEUTSCHE BANK AG               NAMEN AKT        D18190898    217      2500   SH           SOLE                  2500
EFJ INC                        COM              26843B101    120     70000   SH           SOLE                 70000
FEDERAL HOME LN MTG CORP       COM              313400301    536     30000   SH           SOLE                 30000
FEDERAL NATL MTG ASSN          COM              313586109    208     10000   SH           SOLE                 10000
HOLLY CORP                     COM PAR $0.01    435758305    557     15000   SH           SOLE                 15000
HUNTSMAN CORP                  COM              447011107    503     47100   SH           SOLE                 47100
INTERNATIONAL COAL GRP INC N   COM              45928H106   1480    110000   SH           SOLE                110000
ISHARES INC                    MSCI S KOREA     464286772    514     10000   SH           SOLE                 10000
ISHARES TR                     MSCI EAFE IDX    464287465    453      5900   SH           SOLE                  5900
JOHNSON & JOHNSON              COM              478160104    636     10000   SH           SOLE                 10000
KOREA ELECTRIC PWR             SPONSORED ADR    500631106    809     55000   SH           SOLE                 55000
KT CORP                        SPONSORED ADR    48268K101    893     42000   SH           SOLE                 42000
LEHMAN BROS HLDGS INC          COM              524908100   1113     50000   SH           SOLE                 50000
MEMORY PHARMACEUTICALS CORP    COM              58606R403    178    450481   SH           SOLE                450481
MONTPELIER RE HOLDINGS LTD     SHS              G62185106    224     15000   SH           SOLE                 15000
NABORS INDUSTRIES LTD          SHS              G6359F103    494     10000   SH           SOLE                 10000
NELNET INC                     CL A             64031N108    160     14000   SH           SOLE                 14000
NEWALLIANCE BANCSHARES INC     COM              650203102    257     20000   SH           SOLE                 20000
ORIGEN FINL INC                COM              68619E208   1641   1065606   SH           SOLE               1065606
PLATINUM UNDERWRITER HLDGS L   COM              G7127P100    264      8000   SH           SOLE                  8000
PROVIDENT FINL SVCS INC        COM              74386T105    590     40000   SH           SOLE                 40000
PRUDENTIAL BANCORP INC PA      COM              744319104    271     25800   SH           SOLE                 25800
SLM CORP                       COM              78442P106    390     20000   SH           SOLE                 20000
SUNOCO INC                     COM              86764P109    375     10000   SH           SOLE                 10000
TESORO CORP                    COM              881609101    286     15000   SH           SOLE                 15000
TIMBERLAND CO                  CL A             887100105    335     20000   SH           SOLE                 20000
TIME WARNER INC                COM              887317105    199     13800   SH           SOLE                 13800
TRAVELERS COMPANIES INC        COM              89417E109    443     10000   SH           SOLE                 10000
TRUBION PHARMACEUTICALS INC    COM              89778N102    300     62857   SH           SOLE                 62857
USEC INC                       COM              90333E108    446     75000   SH           SOLE                 75000
VALERO ENERGY CORP NEW         COM              91913Y100    699     17500   SH           SOLE                 17500
WESTERN ASSET EMRG MKT DEBT    COM              95766A101    196     11247   SH           SOLE                 11247
WESTERN ASSET INFL MGMT FD I   COM              95766U107   1994    118537   SH           SOLE                118537

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